Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
35	Borrowings

(a)	Borrowings are analyzed as follows:

	2020 RMB million	2019 RMB million
Non-current
Long-term borrowings
– secured (Note (i))	—	10
– unsecured	8,811	2,381

	8,811	2,391
Corporate bond s
– unsecured (Note (ii))	7,500	8,646
Convertible bonds
– unsecured ( Note27(iii))	12,833	—
Medium-term notes
– unsecured (Note (iii))	8,990	2,600

	38,134	13,637

Current
Current portion of long-term borrowings
– secured (Note (i))	—	90
– unsecured	67	51
Short-term borrowings
– unsecured	25,286	12,250
Ultra-short-term financing bills
– unsecured	10,999	22,497

	36,352	34,888
Current portion of corporate bond s and medium-term notes
– unsecured (Notes (ii)&(iii))	3,747	2,655

	40,099	37,543

Total borrowings	78,233	51,180

The borrowings are repayable:
Within one year	40,099	37,543
In the second year	7,662	3,773
In the third to fifth year	14,394	8,389
After the fifth year	16,078	1,475

Total borrowings	78,233	51,180

Notes:

(i)
As at December 31,
2020, the Group did not have any secured bank
borrowings (December 31,
2019: RMB10 million bank borrowings were secured by certain owned aircraft with a carrying amount of RMB339 million and RMB90 million bank borrowings were secured by certain land use rights under right-of-use
assets of RMB87 million and investment property of RMB15 million).

(ii)
The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on
November 20,
2015 at a bond rate of 3.63%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB345 million were redeemed by the Company in 2018 at the request of investors, and the remaining bonds of RMB2,655 million were redeemed by the Company in 2020.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on
May 25,
2016
at a bond rate of 3.12%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB4,851 million were redeemed by the Company in 2019 at the request of investors, and the remaining bonds of RMB149 million will be redeemed within one year.
The Group issued corporate bonds with aggregate nominal value of RMB2,000 million on
November 26,
2018
at a bond rate of 3.92% with a term of 3 years.
As at December 31,
2020, the corporate bonds will mature within
one
year.
The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on
February 21,
2019
at a bond rate of 3.45% with a term of 3 years. As at
December 31,
2020 the corporate bonds will mature within
two
years.
The Group issued corporate bonds with aggregate nominal value of RMB2,000 million on
May 16,
2019 at a bond rate of 3.72% with a term of 3 years. As at
December 31,
2020, the corporate bonds will mature within two years.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,500 million on
November 20,
2019 at a bond rate of 3.58% with a term of 3 years. As at
December 31,
2020, the corporate bonds will mature within
two
years.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,000 million on
March 16,
2020 at a bond rate of 2.95% with a term of 3 years. As at
December 31,
2020, the corporate bonds will mature within
three
years.

(iii)
Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB
1,600
 million on
October 20,
2016 at an interest rate of
3.11
% with a term of
5
years. As at
December 31, 2020, the medium-term notes will mature within one year
.

The Group issued medium-term notes with aggregate nominal value of RMB
1,000
million on
October 18,
2019 at an interest rate of
3.20
% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature in
two
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
February 12,
2020 at an interest rate of 3.12% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
February 26,
2020 at an interest rate of 3.05% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
March
3
,
2020 at an interest rate of 3.00% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
March
3
,
2020 at an interest rate of 3.00% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
March
3
,
2020 at an interest rate of 3.28% with a term of
5
years. As at
December 31,
2020, the medium-term notes will mature within
five
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
March 5,
2020 at an interest rate of 3.00% with a term of 3 years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on
April 23,
2020 at an interest rate of 2.44% with a term of
3
years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB500 million on
April 23,
2020 at an interest rate of 2.44% with a term of 3 years. As at
December 31,
2020, the medium-term notes will mature within
three
years.
The Group issued medium-term notes with aggregate nominal value of RMB500 million on
April 27,
2020 at an interest rate of 2.44% with a term of 3 years. As at
December 31,
2020, the medium-term notes will mature within
three
years.

(b)	As at December 31, 2020, the Group’s weighted average interest rates on short-term borrowings were 2.23% per annum ( December 31, 2019: 3.70% per annum).
(c)	Details of borrowings with original maturity over one year are as follows:

	2020 RMB million	2019 RMB million
Renminbi denominated borrowings
Fixed interest rate at 1.20%~4.41%per annum as at December 31, 2020, with maturities through 2034	8,028	899
Corporate Bond - Fixed interest rate at 2.95%~3.92%	9,649	11,301
Convertible Bond - Fixed interest rate (Note27(iii))	12,833	—
Medium-term notes - Fixed interest rate at 2.44%~3.28%	10,588	2,600
Floating interest rates at 90%~100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2020, with maturities through 2033	850	1,633

	41,948	16,433
Less: borrowings due within one year classified as current liabilities	(3,814)	(2,796)

	38,134	13,637

(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2020 RMB million	2019 RMB million
Renminbi	78,233	46,823
USD	—	4,357

	78,233	51,180

(e)
The balance of long-term and short-term borrowings as at
December 31,
2019 included entrusted loans from CSAH via SA Finance to the Group amounted to RMB800 million and RMB4,720 million respectively (Note
49
(d)(ii)
). These loans were settled in May and June 2020.

(f)
Certain of the Group’s banking facilities are subject to the fulfilment of covenants relating to certain of the Group’s consolidated statement of financial position ratios, as are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand.
The Group regularly monitors its compliance with these covenants. Further details of the Group’s management of liquidity risk are set out in Note 4(a). As at December 31, 2020 and 2019, none of the covenants relating to drawn down facilities had been breached.